Derivative financial instruments - Effects of derivatives on the income statement, cash flow and other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative financial instruments.
Gain (loss) recognized in the income statement	$ (266)	$ 454	$ 1,256
Financial settlement inflows (outflows)	(67)	(240)	(1,602)
Derivatives not designated as hedge | Foreign exchange and interest rate risk
Derivative financial instruments.
Gain (loss) recognized in the income statement	(279)	313	959
Financial settlement inflows (outflows)	(121)	(241)	(770)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | CDI & TJLP vs. USD fixed and floating rate swap
Derivative financial instruments.
Gain (loss) recognized in the income statement	(206)	152	869
Financial settlement inflows (outflows)	(135)	(181)	(513)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | IPCA swap
Derivative financial instruments.
Gain (loss) recognized in the income statement	(23)	43	78
Financial settlement inflows (outflows)	7	(20)	(25)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Eurobonds Swap
Derivative financial instruments.
Gain (loss) recognized in the income statement	(27)	36	(19)
Financial settlement inflows (outflows)	(3)	(39)	(142)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Euro forward
Derivative financial instruments.
Gain (loss) recognized in the income statement		46	(46)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Pre dollar swap
Derivative financial instruments.
Gain (loss) recognized in the income statement	(23)	36	77
Financial settlement inflows (outflows)	10	(1)	(90)
Derivatives not designated as hedge | Commodity price risk
Derivative financial instruments.
Gain (loss) recognized in the income statement	(19)	(50)	226
Financial settlement inflows (outflows)	57	1	(829)
Derivatives not designated as hedge | Commodity price risk | Nickel
Derivative financial instruments.
Gain (loss) recognized in the income statement	(25)	30	(42)
Financial settlement inflows (outflows)	8	4	(30)
Derivatives not designated as hedge | Commodity price risk | Bunker Oil
Derivative financial instruments.
Gain (loss) recognized in the income statement	6	(80)	268
Financial settlement inflows (outflows)	49	(3)	(799)
Derivatives not designated as hedge | Others
Derivative financial instruments.
Gain (loss) recognized in the income statement	32	$ 191	74
Financial settlement inflows (outflows)	$ (3)
Derivatives designated as hedge
Derivative financial instruments.
Gain (loss) recognized in the income statement			(3)
Financial settlement inflows (outflows)			(3)
Gain or (loss) recognized in other comprehensive income			2
Derivatives designated as hedge | Foreign exchange
Derivative financial instruments.
Gain (loss) recognized in the income statement			(3)
Financial settlement inflows (outflows)			(3)
Gain or (loss) recognized in other comprehensive income			$ 2